Allowance for Losses on Loans - Allowance for Losses on Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	$ 123,073	$ 113,494
Charge-offs	(5,932)	(2,700)
Recoveries	16,982	17,007
Provision & Transfers	(4,866)	(4,728)
Ending Allowance	129,257	123,073
Single-family residential
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	36,892	37,796
Charge-offs	(1,142)	(1,229)
Recoveries	757	653
Provision & Transfers	(3,474)	(328)
Ending Allowance	33,033	36,892
Construction
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	24,556	19,838
Charge-offs	0	0
Recoveries	0	0
Provision & Transfers	6,761	4,718
Ending Allowance	31,317	24,556
Construction - custom
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	1,944	1,080
Charge-offs	(50)	(16)
Recoveries	0	0
Provision & Transfers	(52)	880
Ending Allowance	1,842	1,944
Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	6,829	6,023
Charge-offs	(13)	(280)
Recoveries	14,223	11,038
Provision & Transfers	(13,061)	(9,952)
Ending Allowance	7,978	6,829
Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	2,649	2,535
Charge-offs	(67)	(17)
Recoveries	35	481
Provision & Transfers	(453)	(350)
Ending Allowance	2,164	2,649
Multi-family
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	7,862	6,925
Charge-offs	0	0
Recoveries	0	0
Provision & Transfers	467	937
Ending Allowance	8,329	7,862
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	11,818	8,588
Charge-offs	(36)	(11)
Recoveries	189	1,684
Provision & Transfers	(119)	1,557
Ending Allowance	11,852	11,818
Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	28,524	28,008
Charge-offs	(3,574)	(173)
Recoveries	714	1,833
Provision & Transfers	3,038	(1,144)
Ending Allowance	28,702	28,524
HELOC
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	855	813
Charge-offs	(668)	(90)
Recoveries	71	21
Provision & Transfers	523	111
Ending Allowance	781	855
Consumer
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance	1,144	1,888
Charge-offs	(382)	(884)
Recoveries	993	1,297
Provision & Transfers	1,504	(1,157)
Ending Allowance	$ 3,259	$ 1,144